Events after the reporting period - Dividend declared (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 15, 2021	Apr. 01, 2021
Events after the reporting period
Dividend per share declared	$ 0.15
Dividends payable		$ 35